REDEEMABLE CONVERTIBLE PREFERRED SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands										12 Months Ended
	Apr. 29, 2016 USD ($) $ / shares shares	Apr. 05, 2016 USD ($) shareholder shares	Feb. 02, 2016 USD ($) $ / shares shares	Jan. 15, 2015 USD ($) $ / shares shares	Jan. 15, 2014 USD ($) $ / shares shares	Oct. 25, 2011 USD ($) $ / shares shares	Feb. 01, 2011 USD ($) $ / shares shares	Mar. 31, 2010 USD ($) $ / shares shares	Jun. 18, 2008 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Total cash consideration from issuance of redeemable convertible preferred shares | ¥													¥ 4,901,287
Initial conversion ratio										1
Conversion, threshold gross proceeds | $										$ 300,000
Conversion, threshold pre-money IPO market valuation | $										$ 4,000,000
Conversion, threshold election percentage of shareholders (as a percent)										66.67%
Conversion, threshold election percentage of outstanding shares (as a percent)										66.67%
Registration, threshold Period after the closing of an IPO										6 months
Registration termination, threshold period after the closing of a Qualified IPO										5 years
Registration termination, threshold period sale of registrable securities										90 days
Redemption, threshold period fail to complete										6 months
Redemption, threshold period fail to replace										60 days
Redemption, threshold election percentage of shareholders (as a percent)										66.67%
Redemption, threshold election percentage of outstanding Shares (as a percent)										66.67%
Denominator used in calculating redemption price per share | $										$ 1,900,000
Redemption Price as a percentage of original issuance price										108.00%
Denominator of a fraction used in calculating redemption price per share										365
Deemed dividends related to modification accounting | ¥													423,979
Extinguishment and simultaneous re-designation (in shares)										25,000,000
Deemed dividend related to extinguishment loss of redeemable convertible preferred shares | ¥														¥ 296,677
Total cash consideration for repurchase of preferred shares											$ 140,000	¥ 98,330	831,535
Payable for repurchases of preferred shares | $		$ 126,000
Payable for repurchases of preferred shares (Note 7)											14,000	¥ 97,118	97,118
Accretion charge related to Preferred Shares | ¥													¥ 3,661,975
Redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Dividends declared | $										$ 0	$ 0				$ 0
Series B redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Repurchase of preferred shares (in shares)		9,656,465
Repurchase of preferred shares, number of shareholders | shareholder		2
Series C redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Repurchase of preferred shares (in shares)		3,192,627
Repurchase of preferred shares, number of shareholders | shareholder		2
Series D redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Repurchase of preferred shares (in shares)		1,076,404
Repurchase of preferred shares, number of shareholders | shareholder		1
Series E redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Repurchase of preferred shares (in shares)		1,553,886
Repurchase of preferred shares, number of shareholders | shareholder		1
Series G redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redemption Price as a percentage of original issuance price										112.00%
Series G-1 redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares issued, price per share (in dollars per share) | $ / shares										$ 5.14
Most favorable conversion price | $ / shares										9.04
Series G-2 redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares issued, price per share (in dollars per share) | $ / shares										5.24
Most favorable conversion price | $ / shares										$ 9.04
Alibaba and Champ | Series A redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares issued (in shares)									30,000,000
Redeemable convertible preferred shares issued, price per share (in dollars per share) | $ / shares									$ 0.50
Total cash consideration from issuance of redeemable convertible preferred shares | $									$ 15,000
CDH and Pacven | Series B redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares issued (in shares)								20,000,000
Redeemable convertible preferred shares issued, price per share (in dollars per share) | $ / shares								$ 0.75
Total cash consideration from issuance of redeemable convertible preferred shares | $								$ 15,000
Denlux, Jiashi, Orchid, Hina, Alibaba and Pacven | Series C redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares issued (in shares)							20,869,565
Redeemable convertible preferred shares issued, price per share (in dollars per share) | $ / shares							$ 0.96
Total cash consideration from issuance of redeemable convertible preferred shares | $							$ 20,000
Florence and Pacven | Series D redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares issued (in shares)						54,896,623
Redeemable convertible preferred shares issued, price per share (in dollars per share) | $ / shares						$ 1.39
Total cash consideration from issuance of redeemable convertible preferred shares | $						$ 76,500
IDG-Accel, Broad Street, Alibaba, CDH, Brackenhill and Hina | Series E redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares issued (in shares)					42,731,874
Redeemable convertible preferred shares issued, price per share (in dollars per share) | $ / shares					$ 3.22
Total cash consideration from issuance of redeemable convertible preferred shares | $					$ 137,500
Alibaba | Series F redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares issued (in shares)				31,680,441
Redeemable convertible preferred shares issued, price per share (in dollars per share) | $ / shares				$ 4.18
Total cash consideration from issuance of redeemable convertible preferred shares | $				$ 132,521
Shanghai Guangshi | Series G-1 redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares issued (in shares)			15,479,382
Cainiao Smart, CBLC, Liyue Jinshi, CDBII and Super Premium | Series G-2 redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares issued (in shares)			37,924,485
Redeemable convertible preferred shares issued, price per share (in dollars per share) | $ / shares			$ 9.04
Total cash consideration from issuance of redeemable convertible preferred shares | $			$ 483,000
Cainiao Smart, Liyue Jinshi, CBLC, International Finance, Sunshui Hopeson, CCAP Best, SBCVC, YuePu Investment, Hongkun (KY) and China Huarong | Series G-2 redeemable convertible preferred shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares issued (in shares)	30,627,062
Redeemable convertible preferred shares issued, price per share (in dollars per share) | $ / shares	$ 9.04
Total cash consideration from issuance of redeemable convertible preferred shares | $	$ 277,000